Intangible Assets - Schedule of Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Intangible Assets [Line Items]
Net Book Value	$ 8,900
Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life in Years	10 years
Net Book Value	$ 2,800
Tradenames [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Life in Years	7 years
Net Book Value	$ 6,100